Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Inventories [Abstract]
Raw materials	$ 22,487	$ 24,115
Work in progress	3,846	1,009
Finished goods	12,532	12,893
Inventories	38,865	38,017
Inventory recognized as an expense	122,679	127,725	$ 116,923
Inventory writedown	$ 2,629	$ 3,270	$ 2,541